iShares®

iShares Trust

Supplement dated March 18, 2004

to the Prospectus dated August 1, 2003 (as revised January 20, 2004)

for the iShares S&P Series and iShares Russell Series

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the iShares S&P Series and iShares Russell Series (the “Funds”). THIS SUPPLEMENT REFLECTS A CHANGE APPLICABLE ONLY TO INSTITUTIONAL INVESTORS WHO PURCHASE OR REDEEM iSHARES DIRECTLY FROM THE FUNDS. THIS SUPPLEMENT DOES NOT APPLY TO PURCHASES OR SALES BY RETAIL INVESTORS OR TO TRANSACTIONS IN THE SECONDARY MARKET.

The creation/redemption transaction fees for several of the Funds have been reduced. Presented in the table below are the new creation/redemption transaction fees for each applicable Fund as presented in the “iShares Transaction Fees” section in the Prospectus.

Fund	Ticker	Approximate Value of a Creation Unit as of March 18, 2004	New Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee*
iShares Russell 1000 Index Fund	IWB	$3,022,000	$3,000	$12,000
iShares Russell 1000 Value Index Fund	IWD	$2,997,000	$2,500	$10,000
iShares Russell 2000 Index Fund	IWM	$5,731,000	$5,000	$20,000
iShares Russell 2000 Growth Index Fund	IWO	$3,042,000	$4,000	$16,000
iShares Russell 2000 Value Index Fund	IWN	$8,358,000	$4,000	$16,000
iShares Russell Midcap Index Fund	IWR	$3,471,000	$2,500	$10,000
iShares S&P 500 Index Fund	IVV	$5,644,500	$1,500	$6,000
iShares S&P 500/BARRA Value Index Fund	IVE	$2,859,500	$1,250	$5,000
iShares S&P MidCap 400 Index Fund	IJH	$5,952,000	$1,250	$5,000
iShares S&P SmallCap 600 Index Fund	IJR	$6,938,000	$2,000	$8,000
iShares S&P SmallCap 600/BARRA Value Index Fund	IJS	$5,217,000	$1,250	$5,000

*	If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

®iShares is a registered trademark of Barclays Global Investors, N.A.

THIS SUPPLEMENT REFLECTS A CHANGE APPLICABLE ONLY TO INSTITUTIONAL INVESTORS WHO PURCHASE OR REDEEM iSHARES DIRECTLY FROM THE FUNDS.

Presented in the table below are the updated total costs if a Creation Unit is redeemed after one, three, five, and ten years, assuming a 5% return each year and that the Fund’s operating expenses stay the same, as presented in the “Creation Transaction Fees and Redemption Transaction Fees” section in the Prospectus.

Fund	Ticker	Total Costs if a Creation Unit is Redeemed After One Year	Total Costs if a Creation Unit is Redeemed After Three Years	Total Costs if a Creation Unit is Redeemed After Five Years	Total Costs if a Creation Unit is Redeemed After Ten Years
iShares Russell 1000 Index Fund	IWB	$10,638	$20,601	$31,553	$63,933
iShares Russell 1000 Value Index Fund	IWD	$11,133	$24,295	$38,752	$81,421
iShares Russell 2000 Index Fund	IWM	$21,727	$46,896	$74,540	$156,129
iShares Russell 2000 Growth Index Fund	IWO	$15,775	$32,452	$50,750	$104,644
iShares Russell 2000 Value Index Fund	IWN	$29,381	$75,238	$125,555	$273,811
iShares Russell Midcap Index Fund	IWR	$12,103	$27,350	$44,095	$93,517
iShares S&P 500 Index Fund	IVV	$8,203	$19,389	$31,700	$68,173
iShares S&P 500/BARRA Value Index Fund	IVE	$7,769	$19,081	$31,509	$68,217
iShares S&P MidCap 400 Index Fund	IJH	$14,687	$40,844	$69,573	$154,365
iShares S&P SmallCap 600 Index Fund	IJR	$18,205	$48,693	$82,178	$181,009
iShares S&P SmallCap 600/BARRA Value Index Fund	IJS	$15,849	$44,480	$75,895	$168,457

PLEASE RETAIN THIS SUPPLEMENT	BGI-A-023-03004
FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 18, 2004

to the Prospectus dated August 1, 2003 (as revised February 3, 2004)

for the iShares Dow Jones Series and iShares Cohen & Steers Series

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the iShares Dow Jones U.S. Total Market Index Fund (the “Fund”). THIS SUPPLEMENT REFLECTS A CHANGE APPLICABLE ONLY TO INSTITUTIONAL INVESTORS WHO PURCHASE OR REDEEM iSHARES DIRECTLY FROM THE FUND. THIS SUPPLEMENT DOES NOT APPLY TO PURCHASES OR SALES BY RETAIL INVESTORS OR TO TRANSACTIONS IN THE SECONDARY MARKET.

The creation/redemption transaction fees for the Fund have been reduced. Presented in the table below are the new creation/redemption transaction fees for the Fund as presented in the “iShares Transaction Fees” section in the Prospectus.

Fund	Ticker	Approximate Value of a Creation Unit as of March 18, 2004	New Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Dow Jones U.S. Total Market Index Fund	IYY	$2,676,500	$5,000	$20,000	*

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Presented in the table below are the updated total costs if a Creation Unit is redeemed after one, three, five, and ten years, assuming a 5% return each year and that the Fund’s operating expenses stay the same, as presented in the “Creation Transaction Fees and Redemption Transaction Fees” section in the Prospectus.

Fund	Total Costs if a Creation Unit is Redeemed After One Year	Total Costs if a Creation Unit is Redeemed After Three Years	Total Costs if a Creation Unit is Redeemed After Five Years	Total Costs if a Creation Unit is Redeemed After Ten Years
iShares Dow Jones U.S. Total Market Index Fund	$15,471	$27,214	$40,111	$78,178

®iShares is a registered trademark of Barclays Global Investors, N.A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE	BGI-A-020-03004